SUBSEQUENT EVENTS (Details Narrative) - shares		1 Months Ended	6 Months Ended
	Apr. 11, 2022	Nov. 24, 2021	Mar. 31, 2022
Preferred Stock shares raised, amount			909,091
Subsequent Event [Member]
Restricted shares	250,000
Conversion description		The Series F Preferred Stock automatically converts to common stock after the shares of common stock closing market price is at least $0.20 for twenty (20) consecutive trading days
Preferred stock value , shares Certificate of Designation		59,270,000
Preferred stock issued		59,270,000
Preferred Stock shares raised, amount		2,963,750